UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2015	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)

Common Stock (98.3%)
Aerospace & Defense (3.4%)
Alliant Techsystems	1,500	$195
Boeing	2,900	421
General Dynamics	1,800	240
L-3 Communications Holdings, Cl 3	1,600	197
Northrop Grumman	4,700	738
Raytheon	3,300	330
United Technologies	5,000	574

		2,695

Agricultural Operations (0.7%)
Archer-Daniels-Midland	11,900	555

Agricultural Products (0.9%)
Bunge	4,900	439
Ingredion	3,100	250

		689

Air Freight & Logistics (0.7%)
FedEx	3,200	541

Aircraft (1.5%)
Delta Air Lines	13,600	643
Lockheed Martin	1,100	207
Southwest Airlines	8,000	362

		1,212

Asset Management & Custody Banks (1.0%)
Ameriprise Financial	2,500	312
State Street	6,300	451

		763

Automotive (3.0%)
Autoliv	1,800	191
Cooper Tire & Rubber	7,900	275
Ford Motor	56,800	836
General Motors	13,400	437
Lear	3,000	301
TRW Automotive Holdings*	3,200	330

		2,370

Banks (9.5%)
Bank of America	66,700	1,010
CIT Group	7,500	329
Fifth Third Bancorp	16,900	292
Huntington Bancshares	27,400	275
JPMorgan Chase	29,900	1,626
Keycorp	26,500	344
PNC Financial Services Group	7,100	600
Regions Financial	35,300	307
SunTrust Banks	11,500	442
US Bancorp	7,300	306
Wells Fargo	40,000	2,077

		7,608

Biotechnology (0.3%)
Amgen	1,400	213

Cable & Satellite (0.3%)
DIRECTV*	2,400	205

	Shares	Value (000)
Casinos & Gaming (0.2%)
International Game Technology	11,900	$201

Chemicals (1.7%)
Celanese, Cl A	6,500	350
Dow Chemical	11,400	515
Huntsman	8,700	191
LyondellBasell Industries, Cl A	4,000	316

		1,372

Commercial Printing (0.2%)
RR Donnelley & Sons	10,100	166

Computer & Electronics Retail (0.7%)
Best Buy	9,400	331
GameStop, Cl A	5,600	197

		528

Computers & Services (5.2%)
Apple	3,300	387
CA	4,500	137
Computer Sciences	4,900	297
EMC	16,000	415
Hewlett-Packard	26,800	968
Microsoft	15,600	630
Oracle	4,600	193
Seagate Technology	4,700	265
Symantec	18,900	468
Western Digital	4,300	418

		4,178

Consumer Discretionary (1.6%)
Procter & Gamble	15,000	1,264

Diversified Metals & Mining (0.2%)
Freeport-McMoRan	8,700	146

Diversified REIT’s (0.5%)
Duke Realty	18,800	410

Drug Retail (0.5%)
CVS Health	4,300	422

Electrical Services (6.9%)
Ameren	7,900	358
American Electric Power	9,500	597
Consolidated Edison	6,700	464
Edison International	7,000	477
Entergy	5,200	455
Exelon	12,200	440
General Electric	63,900	1,527
Pinnacle West Capital	5,900	414
Public Service Enterprise Group	10,400	444
SCANA	5,700	363

		5,539

Fertilizers & Agricultural Chemicals (0.7%)
CF Industries Holdings	1,800	550

Financial Services (3.9%)
Capital One Financial	8,000	586
Citigroup	17,700	831
Discover Financial Services	3,900	212
Goldman Sachs Group	4,100	707

Schedule of Investments January 31, 2015	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Financial Services (continued)
Morgan Stanley	13,300	$450
Navient	17,400	343

		3,129

Food, Beverage & Tobacco (1.0%)
ConAgra Foods	12,000	425
Tyson Foods, Cl A	8,100	317
Universal	1,400	56

		798

General Merchandise Stores (0.4%)
Target	4,500	331

Health Care Equipment (0.8%)
Baxter International	4,700	331
Medtronic	4,500	321

		652

Health Care Services (0.4%)
Quest Diagnostics	4,400	313

Homefurnishing Retail (0.4%)
Bed Bath & Beyond*	4,000	299

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	2,900	577

Independent Power Producers & Energy Traders (0.3%)
AES	18,800	229

Insurance (11.3%)
ACE	2,700	291
Aetna	6,600	606
Aflac	3,700	211
Allstate	8,700	607
American International Group	5,800	283
Anthem	5,000	675
Assurant	3,600	229
Berkshire Hathaway, Cl B*	9,600	1,382
Chubb	3,500	343
CIGNA	2,900	310
Hartford Financial Services Group	6,600	257
Lincoln National	6,800	340
MetLife	15,300	711
Prudential Financial	5,500	417
Torchmark	3,900	195
Travelers	4,800	494
UnitedHealth Group	9,800	1,041
Unum Group	9,900	307
XL Group, Cl A	10,400	359

		9,058

IT Consulting & Other Services (0.5%)
International Business Machines	2,400	368

Machinery (1.5%)
AGCO	4,900	212
Caterpillar	7,900	632
Deere	2,300	196

	Shares	Value (000)
Machinery (continued)
Oshkosh	4,400	$189

		1,229

Metal & Glass Containers (0.2%)
Owens-Illinois*	5,800	135

Mortgage REIT’s (0.4%)
Annaly Capital Management	29,100	307

Multimedia (0.3%)
Time Warner	3,100	242

Office Electronics (0.5%)
Xerox	32,200	424

Office Equipment (0.2%)
Pitney Bowes	7,700	185

Office REIT’s (0.7%)
Brandywine Realty Trust	17,800	296
DuPont Fabros Technology	7,700	287

		583

Oil & Gas Equipment & Services (0.5%)
Halliburton	3,100	124
National Oilwell Varco	4,800	261

		385

Paper & Paper Products (0.8%)
Domtar	7,800	299
International Paper	6,800	358

		657

Paper Packaging (0.8%)
Avery Dennison	5,300	277
Rock-Tenn, Cl A	6,000	389

		666

Petroleum & Fuel Products (11.5%)
Apache	5,700	357
California Resources*	4,160	21
Chevron	17,200	1,764
ConocoPhillips	8,200	516
Exxon Mobil	35,100	3,068
Helmerich & Payne	2,700	161
HollyFrontier	4,700	169
Marathon Oil	10,500	279
Marathon Petroleum	5,400	500
Murphy Oil	5,700	256
Nabors Industries	13,900	160
Occidental Petroleum	10,400	832
Phillips 66	8,100	570
Valero Energy	9,900	524

		9,177

Petroleum Refining (0.9%)
Devon Energy	4,800	289
Hess	6,000	405

		694

Schedule of Investments January 31, 2015	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Pharmaceuticals (6.6%)
Johnson & Johnson	22,700	$2,273
Merck	13,000	784
Pfizer	71,500	2,234

		5,291

Printing & Publishing (0.6%)
Gannett	8,600	267
Lexmark International, Cl A	4,400	176

		443

Railroads (0.6%)
Norfolk Southern	5,000	510

Reinsurance (1.4%)
Everest Re Group	1,700	291
Montpelier Re Holdings	6,000	211
PartnerRe	2,400	275
Reinsurance Group of America, Cl A	1,700	141
Validus Holdings	5,200	206

		1,124

Retail (2.5%)
Kohl’s	6,400	382
Kroger	4,000	276
Macy’s	6,000	383
Wal-Mart Stores	11,000	935

		1,976

Semi-Conductors/Instruments (2.2%)
Intel	47,800	1,579
TE Connectivity	3,000	199

		1,778

Specialized REIT’s (1.0%)
LaSalle Hotel Properties	5,500	223
Omega Healthcare Investors	12,500	548

		771

Telephones & Telecommunications (5.7%)
AT&T	50,900	1,676
Cisco Systems	57,100	1,506
Corning	26,000	618
Harris	3,400	228
Juniper Networks	13,300	302
Verizon Communications	4,900	224

		4,554

Total Common Stock
(Cost $62,947)		78,512

	Face Amount (000)	Value (000)
Repurchase Agreement (1.3%)
Morgan Stanley 0.030%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $1,037 (collateralized by a US Treasury Note, par value $1,054, 0.625%, 11/15/16; with a total market value of $1,058)	$1,037	$1,037

Total Repurchase Agreement
(Cost $1,037)		1,037

Total Investments — 99.6%
(Cost $63,984)†		$79,549

Percentages are based on Net Assets of $79,863 (000).

Cl	— Class

REIT	— Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $63,984(000), and the unrealized appreciation and depreciation were $18,680(000) and ($3,115(000)) respectively.

The following is a list of the level of inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,512	$—	$—	$78,512
Repurchase Agreement	—	1,037	—	1,037
Total Investments in Securities	$78,512	$1,037	$—	$79,549

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015